Stock Transactions	6 Months Ended	12 Months Ended
	Feb. 28, 2015	Aug. 31, 2014
Notes to Financial Statements
Note 8 - Stock Transactions

During the six months ending February 28, 2015, the Company sold 483,834 shares of its common stock in private placements for $1.50 per share.  There were 75,434 shares of common stock issued to related parties as payroll and consulting fees valued at $150,201, 19,167 shares were issued as officer and directors fees valued at $37,497, and 7,561 shares of common stock were issued as interest expense valued at $22,683.

The following is a summary of stock transactions for the fiscal years ended August 31, 2014:

Since inception(June 10, 2009), the Company’s stock has been restated to reflect an 18:1 forward stock split effective October 1, 2013, a 1:3 reverse stock split on September 13, 2013 and another 1:3 reverse stock split on September 11, 2014. All of the numbers of shares of common stock have been adjusted to reflect the aforementioned forward and reverse stock splits.

In the first quarter of the fiscal year ended August 31, 2014, a former director of the Company resigned his position and returned 3,333,333 shares of stock to the Company’s treasury which were retired. At August 31, 2014 the Company had no treasury shares.

During the fiscal year ended August 31, 2014, the Company sold 495,000 shares of its common stock in private placement sales for $1.50 per share to accredited investors for proceeds of $698,500, net of $44,000 of issuance costs.

There were 11,353 shares of common stock issued to various individuals for consulting services during the fiscal year ended August 31, 2014 while there were 167,139 shares issued to various related parties for consulting services and in lieu of payroll. 7,500 shares were issued at $4.20 per share and 3,853 were issued at $1.50 per share for a total value of $37,280.

There were a total of 63,333 shares of the Company’s common stock issued for officers’ and directors’ fees during the fiscal year ended August 31, 2014. 16,666 shares were issued at $4.20 per share with the balance of 46,667 shares issued at $1.50 per share. The total value of the shares issued for officers’ and directors’ fees was $148,999.

On February 6, 2014 the Company entered into a 12% Senior Secured Convertible Debenture in the amount of $500,000 whereby the debt could be converted into common shares at any time after the original issue date at $1.08 per share or 462,963 post split shares. A beneficial conversion amount of $194,445 was calculated and recorded as interest expense since the conversion price of the convertible instrument was below the per share fair value of the underlying stock into which it was convertible. The underlying value of the stock was considered to be $1.50, or the amount the Company was selling its stock to accredited investors in its private placement sales. Granted with the 12% Convertible Debenture was 533,333 warrants with an exercise price of $1.50. These warrants were valued at $275,796 and recorded as interest expense using the Black-Scholes-Merton Modeling Option using a volatility of 54.07%, a term of 2.5 years, a risk-free interest rate of 1.64%, and a stock price and warrant price of $1.50. On August 6, 2014 these warrants were converted to 373,971 shares of the Company’s common stock in a cashless exercise based on the volume weighted average price of the stock on the trading day of the exercise.

During the fiscal year ended August 31, 2013, the only equity transaction was the issuance of 3,333,333 post reverse split shares for the purchase of certain assets owned by Mix1. The shares were valued at $19,880,000.